FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT
NOTE 3 – FINANCIAL RISK MANAGEMENT

Based on assessments by Company management, the Company’s exposure to credit risk as of December 31, 2018 is immaterial (see Note 3b). The activities of the Company expose it to market risk, primarily as a result of currency risk.

The Company’s Finance Department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. In this regard, the Finance Department identifies, defines and assesses financial risks in close cooperation with other Company departments. The Board of Directors provides written guidelines for overall risk management, as well as written policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments and investment of excess cash.

a.	Market risk

1)	Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the New Israeli Shekel, or “NIS,” and the Euro), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2018
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(64)	(33)	699	37	78
Other receivables	(45)	(23)	491	26	55
Trade payables	73	38	(807)	(42)	(90)
Other payables	57	30	(632)	(33)	(70)
Total NIS-linked balances	21	12	(249)	(12)	(27)
Euro-linked trade payables	(177)	(93)	(453)	102	216
Total	(156)	(81)	(702)	90	189

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

	December 31, 2017
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(216)	(113)	2,376	125	264
Other receivables	(30)	(15)	325	17	36
Trade payables	69	36	(764)	(40)	(85)
Other payables	69	36	(756)	(40)	(84)
Total NIS-linked balances	(108)	(56)	1,181	62	131
Euro-linked trade payables	(94)	(49)	(1,031)	(54)	(115)
Total	(202)	(105)	150	8	16

Set forth below is certain data regarding dollar exchange rates:

	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2016	3.845	0.951
2017	3.467	0.835
2018	3.748	0.873

Percentage increase (decrease) in:
2017	(9.8%)	(12.2%)
2018	8.1%	4.6%

Set forth below is information on the linkage of monetary items:

	December 31, 2017			December 31, 2018
	Dollar	NIS	Other currencies	Dollar	NIS	GBP and other
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	2,623	2,376	111	2,274	699	431
Short term bank deposits	44,373	-	-	26,747	-	-
Other receivables	117	325	144	-	491	848
Total assets	47,113	2,701	255	29,021	1,190	1,279
Liabilities:
Current liabilities:
Current maturities of bank loan	93	-	-	895	-	-
Accounts payable and accruals:
Trade	3,018	764	1,734	2,396	807	1,290
Other	99	756	258	708	632	23
Non-current liabilities
Long-term bank loan, net of current maturities	157	-	-	7,838	-	-
	3,367	1,520	1,992	11,837	1,439	1,313
Net asset value	43,746	1,181	(1,737)	17,184	(249)	(34)

2)	Fair value of financial instruments

As of December 31, 2018, the financial instruments of the Company consist of non-derivative assets and liabilities (primarily working capital items and deposits), as well as warrants classified as a liability.

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in working capital is generally close or identical to their carrying amount.

With regard to the warrants classified as a liability, see Notes 11c(3) and 18. With regard to the long-term loan, see Note 18.

3)	Exposure to market risk and management thereof

In the opinion of Company management, the market risk to which the Company is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Company management does not consider the interest rate risk mentioned in paragraph 4 below to be material.

4)	Interest rate risk

Company management does not consider interest rate risk to be material, as the Company holds deposits and short-term government bonds whose fair value and/or cash flows are not materially affected by changes in interest rates.

b.	Credit risk

Credit risk is managed at the Company level. These risks relate to cash and cash equivalents, bank deposits and other receivables.

The Company’s cash, cash equivalents and short-term bank deposits at December 31, 2017, and 2018 were mainly deposited with highly rated major Israeli and U.S. banks. In the Company’s opinion, the credit risk associated with these balances is remote.

The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2017	2018
	in USD thousands
Assets:
Cash and cash equivalents	5,110	3,404
Short-term bank deposits	44,373	26,747
Other receivables	586	1,339
Total	50,069	31,490

c.	Liquidity risk

Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.

Although the Company has succeeded in generating significant revenues from a number of out-licensing transactions in the past, it cannot determine with reasonable certainty if and when it will become profitable on a current basis. Management believes that the Company’s current cash (including the consideration from the offering as detailed in Note 19) and other resources will be sufficient to fund its projected cash requirements into 2021. Accordingly, in the event that the Company does not generate cash from its operating activities, the Company will need to raise additional capital in the future. Inability to raise additional capital would have a material adverse effect on the financial condition of the Company.

d.	Fair value estimations

As described in Notes 11c(3) and 18, BioLineRx completed financing transactions in which it issued ADSs and warrants to purchase additional ADSs. The fair value of the warrants, which are not traded on an active market, is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.